Discontinued Operations - Schedule of Cash Collateral Offset Against Derivative Positions (Detail) (Discontinued Operations [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations [Member]
Derivative [Line Items]
Cash collateral pledged to counterparties with the right to reclaim	$ 18	$ 71